Cover	Jan. 28, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2020
Entity File Number	1-3285
Entity Registrant Name	3M COMPANY
Entity Central Index Key	0000066740
Entity Tax Identification Number	41-0417775
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3M Center
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55144-1000
City Area Code	651
Local Phone Number	733-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member] | CHICAGO STOCK EXCHANGE, INC [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
Trading Symbol	MMM
Security Exchange Name	CHX
Common Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
Trading Symbol	MMM
Security Exchange Name	NYSE
Floating Rate Notes Due 2020 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2020
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Notes 1. 500 Percent Due 2026 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2026
Trading Symbol	MMM26
Security Exchange Name	NYSE
Notes 0. 375 Percent Due 2022 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	0.375% Notes due 2022
Trading Symbol	MMM22A
Security Exchange Name	NYSE
Notes 0. 950 Percent Due 2023 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	0.950% Notes due 2023
Trading Symbol	MMM23
Security Exchange Name	NYSE
Notes 1. 750 Percent Due 2030 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2030
Trading Symbol	MMM30
Security Exchange Name	NYSE
Notes 1. 500 Percent Due 2031 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2031
Trading Symbol	MMM31
Security Exchange Name	NYSE